EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Statutory Prospectus and

Statement of Additional Information (“SAI”) dated March 1, 2025 as may be supplemented and/or revised from time to time

The following changes are effective March 31, 2025:

1. The following replaces “Portfolio Managers” under “Management” in “Fund Summary” in the Fund’s Statutory Prospectus:

Portfolio Managers

Justin H. Bourgette, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since March 2025.

Stephen C. Concannon, CFA, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2014 and the Fund since March 1, 2021.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio since November 2014 and the Fund since March 1, 2021.

Bo Hunt, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since March 2025.

Jeffrey D. Mueller, Managing Director of Morgan Stanley and of EVAIL, has managed the Portfolio since June 2019 and the Fund since March 1, 2021.

2. The following replaces the eleventh paragraph under “Management.” in “Management and Organization” in the Fund’s Statutory Prospectus:

The Fund and Portfolio are managed by Justin H. Bourgette, CFA, Stephen C. Concannon, CFA, Kelley Gerrity, Bo Hunt and Jeffrey D. Mueller. Messrs. Concannon and Mueller and Ms. Gerrity have managed the Fund since March 1, 2021. Mr. Concannon and Ms. Gerrity have managed the Portfolio since November 2014, are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR, and have been employees of the Morgan Stanley organization for more than five years. Mr. Mueller has managed the Portfolio since June 2019, is a Managing Director of Morgan Stanley and of EVAIL, and has been an employee of the Morgan Stanley organization for more than five years. Messrs. Bourgette and Hunt have managed the Fund and the Portfolio since March 2025, are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR, and have been employees of the Morgan Stanley organization for more than five years. Messrs. Bourgette, Concannon, Hunt and Mueller and Ms. Gerrity each manage other Eaton Vance portfolios.

3. The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Fund’s SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA(1)(3)
Registered Investment Companies(2)	2	$8,867.5	0	$0
Other Pooled Investment Vehicles	7	$724.9	0	$0
Other Accounts	2	$204.5	0	$0
Bo Hunt(3)
Registered Investment Companies(2)	1	$2,150.6	0	$0
Other Pooled Investment Vehicles	4	$1,859.1	0	$0
Other Accounts	3	$4,880.0	0	$0

(3) As of February 28, 2025.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Justin H. Bourgette, CFA(1)	$10,001 - $50,000	$100,001 - $100,000
Bo Hunt(1)	None	None

(1) As of February 28, 2025.

March 25, 2025	48599-00 3.25.25